Annual Total Returns [BarChart] - LVIP JPMorgan High Yield Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	2.78%
2012	14.93%
2013	6.57%
2014	2.84%
2015	(3.94%)
2016	13.58%
2017	6.47%
2018	(2.78%)
2019	12.89%
2020	5.56%